Share Capital (Details) - Schedule of Stock Options Outstanding - Stock Options [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Stock Options Outstanding [Line Items]
Options | shares	8,412,882
Options Outstanding, Weighted average remaining life	2 years 8 months 4 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 2.63
Options Exercisable, Options | shares	5,921,267
Options Exercisable, Weighted average exercise price | $ / shares	$ 2.39
0.18 - 1.92 [Member]
Schedule of Stock Options Outstanding [Line Items]
Options | shares	2,792,289
Options Outstanding, Weighted average remaining life	3 months 29 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 0.77
Options Exercisable, Options | shares	2,792,289
Options Exercisable, Weighted average exercise price | $ / shares	$ 0.77
2.40 - 3.78 [Member]
Schedule of Stock Options Outstanding [Line Items]
Options | shares	2,981,008
Options Outstanding, Weighted average remaining life	1 year 5 months 4 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 2.89
Options Exercisable, Options | shares	1,090,331
Options Exercisable, Weighted average exercise price | $ / shares	$ 2.92
4.20 - 5.76 [Member]
Schedule of Stock Options Outstanding [Line Items]
Options | shares	2,639,585
Options Outstanding, Weighted average remaining life	11 months 4 days
Options Outstanding, Weighted average exercise price | $ / shares	$ 4.3
Options Exercisable, Options | shares	2,038,647
Options Exercisable, Weighted average exercise price | $ / shares	$ 4.33